Financial Instruments (Details 5) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade payables	$ 850	$ 1,414
Other payables	3,575	2,178
Lease liabilities	2,089
Liability in respect of government grants	1,044	895	[1]
Financial liabilities	7,558	4,731
First year [Member]
Statement Line Items [Line Items]
Trade payables	850	1,414
Other payables	3,547	2,150
Lease liabilities
Liability in respect of government grants
Financial liabilities	4,397	3,564
More than a year [Member]
Statement Line Items [Line Items]
Trade payables
Other payables	28	28
Lease liabilities	2,089	244
Liability in respect of government grants	1,044	895
Financial liabilities	$ 3,161	$ 1,167

[1]	See Note 2.C regarding initial application of International Financial Reporting Standard ("IFRS") 16, Leases. According to the transitional method that was chosen, comparative data were not restated.